ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At September 30, 2023 and December 31, 2022, accounts payable and accrued expenses consisted of:

	September 30, 2023	December 31, 2022
Trade creditors	$3,160,017	$3,118,757
Accrued expenses	210,143	370,787
Total	$3,370,160	$3,489,544

Note 12. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At December 31, 2022 and 2021, accounts payable and accrued expenses consisted of:

	December 31, 2022	December 31, 2021

Trade creditors	$3,118,757	$324,890
Accrued expenses	370,787	52,174
Total	$3,489,544	$377,064